Right to Use Assets and Lease Liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Right To Use Assets And Lease Liability
Schedule of Right Use of Assets	Right to use assets is summarized below:
March 31, 2021
Right to use assets, net – related party	$42,510
Right to use assets, net	20,997
Right to use assets, net	260,590
Total	$324,097
Right to use assets is summarized below:
December 31, 2020
Right to use assets, net – related party	$44,849
Right to use assets, net	41,138
Right to use assets, net	279,038
Total	$365,025

Schedule of Lease Liability

Lease liability is summarized below:

March 31, 2021
Operating lease liability, net – related party	45,176
Operating lease liability, net	21,886
Operating lease liability, net	272,456
Total	339,519
Less: short term portion	(100,282)
Long term position	$239,237

Lease liability is summarized below:

December 31, 2020
Right to use liability, net – related party	47,418
Right to use liability, net	42,918
Right to use liability, net	289,385
Total	379,720
Less: short term portion	$(124,909)
Long term position	$254,811

Schedule of Lease Cost

Lease expense for the three months ended March 31, 2021 was comprised of the following:

Operating lease expense	$14,642
Operating lease expense	$64,818
Operating lease expense – related party	$3,273
Lease expense for the years ended December 31, 2020 was comprised of the following:
Operating lease expense	$49,505
Operating lease expense	$36,291
Operating lease expense – related party	$13,092